Derivative Instruments (Details) - 12 months ended Dec. 31, 2022 £ in Thousands, $ in Thousands	USD ($)	GBP (£)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notional Value at Settlement	$ 3,045
Notional Value at Period End	2,972
Fair Value	$ 73
JP Morgan Chase Bank NA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreign Currency	GBP
Settlement Date	January 17, 2023
Statement Location	Unrealized appreciation on foreign currency forward contracts
Amount Transacted | £		£ 2,457
Notional Value at Settlement	$ 3,045
Notional Value at Period End	2,972
Fair Value	$ 73